Subsequent Events (Details Narrative) - USD ($)										3 Months Ended					9 Months Ended		12 Months Ended
		Nov. 12, 2021	Jul. 09, 2021	Jul. 09, 2021	Jul. 08, 2021	Apr. 12, 2021	Feb. 25, 2021	Feb. 15, 2021	Jan. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 08, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues												$ 50,000		$ 275,000			$ 275,000
Proceeds from Issuance of Common Stock															$ 50,000	$ 275,000	275,000	$ 10,500,000
Stock Issued During Period, Value, Stock Options Exercised										$ 5,778	$ 71,700	15,400	$ 35,000
Proceeds from Stock Plans													$ 15,450
Debt Instrument, Unamortized Discount										$ 1,316,029					$ 1,316,029
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued															750,000
London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	[1]									10.00%					10.00%
Debt Instrument, Maturity Date	[1]														Jul. 09, 2026
Maximum [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				1,500,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues														$ 3			$ 3
Stock Issued During Period, Shares, New Issues												100,000		2,553,571			2,553,571
Stock Issued During Period, Value, Stock Options Exercised
First Fire Settlement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share								$ 0.066667
Stock Issued During Period, Shares, Issued for Services								150,000
Stock Issued During Period, Value, New Issues								$ 10,000
Boardof Director [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share										$ 0.50					$ 0.50
Stock Issued During Period, Value, New Issues															$ 50,000
Stock Issued During Period, Shares, New Issues													100,000		100.0000
Proceeds from Issuance of Common Stock													$ 50,000				$ 25,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues													960,550
Stock Issued During Period, Value, Stock Options Exercised													$ 1,000,000
Executive Chairman [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues													825,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 500,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Maturity Date									Jan. 06, 2022
Shares Issued, Price Per Share									$ 0.50
Debt Conversion, Converted Instrument, Shares Issued							1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value		$ 1,000,000
[custom:StockToBeIssuedAgreedPayDuringPeriodSharesNewIssues]		2,000,000
Subsequent Event [Member] | Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		187,500
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						187,500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						93,750													93,750
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 2,250,000
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Maturity Date						Jan. 12, 2022
Conversion of Stock, Description						as of that same date, of a 12.5% original issue discount convertible promissory note and a Common Stock purchase warrant.
Debt Instrument, Unamortized Discount						$ 250,000
Debt Instrument, Convertible, Conversion Price						$ 3.00
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date			Jul. 09, 2026
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 15,000,000.0	$ 15,000,000.0
Debt Instrument, Interest Rate, Stated Percentage			2.00%	2.00%
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Secured Term Loan Facility [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.10	$ 2.10
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1,500,000	1,500,000
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Funded Upon Closing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 7,500,000	$ 7,500,000
Subsequent Event [Member] | Guarantee And Security Agreement [Member] | Additional Borrowings Under Delayed Draw Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 7,500,000	$ 7,500,000
Subsequent Event [Member] | Exchange Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock					$ 10,000,000
Debt Instrument, Convertible, Conversion Price					$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 3.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					93,750
Convertible Preferred Stock, Shares Issued upon Conversion					230,375

[1]	On July 9, 2021 (the “Closing Date”), the Company entered into a Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) with EICF Agent LLC (“EICF”), as agent for the lenders, and Energy Impact Credit Fund I, LP, as lender (the “Lender”), providing for a secured term loan facility in an aggregate principal amount of up to $